Note 14 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2012	2013	2014
Numerator
Net income	28,958,487	21,217,193	12,685,826
Less: Undistributed earnings allocated to non-vested shares	(11,220)	(55,958)	(26,357)

Net income attributable to common shareholders, basic	28,947,267	21,161,235	12,659,469

Denominator

Weighted average number of shares outstanding, basic and diluted	20,552,568	28,271,746	39,305,644

Earnings per share, basic and diluted	1.41	0.75	0.32